STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1%
California - 1.7%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	1,140,000		1,476,928
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	1,575,000	[a]	1,898,321
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2028	1,000,000		1,240,240
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2027	1,200,000		1,451,334
				6,066,823
District of Columbia - .3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2035	1,000,000		1,160,844
Illinois - 2.8%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000		1,242,973
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	1,000,000		1,161,214
Chicago II, GO, Ser. A	5.00	1/1/2023	1,970,000		2,064,624
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	2,100,000		2,450,046
Illinois, GO, Ser. D	5.00	11/1/2026	2,500,000		2,967,753
				9,886,610
Kentucky - 1.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[b]	2,745,889
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	3,000,000	[b]	3,310,779
				6,056,668
Massachusetts - 82.6%
Belmont, GO	4.00	6/1/2031	1,260,000		1,526,850
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2030	1,000,000		1,206,217
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,215,059
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2026	475,000		564,785
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000		2,324,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000	676,378
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2026	615,000	725,248
Braintree, GO, Refunding	4.00	10/15/2030	1,395,000	1,702,290
Brookline, GO, Refunding	4.00	2/15/2029	2,000,000	2,437,508
Collegiate Charter School of Lowell, Revenue Bonds	4.00	6/15/2024	315,000	324,239
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2029	485,000	538,005
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,330,000	1,444,952
Dedham, GO	4.00	6/15/2029	495,000	553,474
Falmouth, GO, Refunding	4.00	10/15/2029	980,000	1,207,436
Falmouth, GO, Refunding	5.00	10/15/2027	945,000	1,178,325
Framingham, GO, Refunding	5.00	12/1/2028	420,000	521,763
Framingham, GO, Refunding	5.00	12/1/2029	365,000	451,505
Gloucester, GO, Refunding	3.00	9/15/2032	925,000	1,056,973
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	823,071
Groton, GO	3.00	8/15/2033	390,000	440,295
Groton, GO	4.00	8/15/2031	240,000	291,786
Hingham, GO	3.00	2/15/2036	375,000	416,242
Hingham, GO	3.00	2/15/2035	860,000	957,141
Hingham, GO	3.00	2/15/2034	1,240,000	1,384,854
Hingham, GO	4.00	2/15/2030	345,000	416,311
Hingham, GO	4.00	2/15/2031	315,000	378,559
Hingham, GO	4.00	2/15/2032	425,000	509,525
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2034	845,000	995,573
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2033	590,000	694,104
Mansfield, GO	4.00	5/15/2030	845,000	941,734
Mansfield, GO	4.00	5/15/2029	815,000	909,307
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	345,000	425,798
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,234,198
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2034	2,215,000	2,728,862
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,000,000	2,460,530
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000	2,483,248
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding	5.00	7/1/2031	2,000,000	2,631,580
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	4.00	7/1/2036	4,000,000	4,928,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	870,000	[c]	934,663
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	1,250,000	[c]	1,342,907
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2033	535,000		597,632
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2032	520,000		581,970
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2024	350,000		388,866
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000		2,985,289
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		410,472
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		393,256
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		198,657
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		336,300
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2022	565,000		567,128
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2023	400,000		419,933
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000		589,689
Massachusetts Development Finance Agency, Revenue Bonds (President & Trustees of Williams College) Ser. S	5.00	7/1/2030	1,000,000		1,223,778
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. DD1	5.00	4/1/2024	1,075,000	[b]	1,162,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000	616,921
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	2,201,937
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000	634,926
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,208,934
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	994,342
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2023	2,060,000	2,210,728
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2025	500,000	575,477
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2026	500,000	593,271
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2025	800,000	924,454
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	1,000,000	1,110,200
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2025	1,000,000	1,132,168
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,506,924
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,180,370

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,161,139
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000	977,852
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	411,401
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	433,705
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	455,726
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000	663,801
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,813,120
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University) Ser. A	5.00	7/15/2027	3,200,000	3,844,243
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,730,000	1,913,344
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2033	3,410,000	3,790,919
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	532,509
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. E	5.00	11/1/2038	4,500,000	4,878,279
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2032	2,000,000	2,256,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,871,458
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (President & Trustees of Williams College) Ser. P	5.00	7/1/2024	3,250,000	3,491,559
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	505,605
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,144,676
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	808,303
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	573,946
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2024	530,000	588,277
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	880,857
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,200,680
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,464,416
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	1,250,000	1,339,399
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000	1,534,594
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	1,000,000	1,194,839

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000	1,562,367
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	1,000,000	1,179,843
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,430,197
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. BB2	4.00	10/1/2032	1,000,000	1,144,724
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of the College of Holy Cross)	5.00	9/1/2026	705,000	847,803
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000	2,738,989
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000	1,573,322
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000	907,728
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2027	475,000	582,230
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2026	325,000	388,215
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	609,370
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000	1,425,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000	1,218,024
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	610,208
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,130,649
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,689,587
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000	204,147
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000	147,433
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000	486,599
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	165,882
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	238,431
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	491,874
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000	369,246
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	1,013,177

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2025	450,000	519,928
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	2,075,000	2,582,929
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,350,000	1,674,636
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,050,000	1,314,222
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,460,000	3,138,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	589,018
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	524,708
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	679,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	5.00	7/1/2029	2,000,000	2,360,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	5.00	7/1/2026	1,000,000	1,193,004
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2033	160,000	201,015
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2025	1,140,000	1,330,737
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2034	200,000	250,772
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2035	200,000	250,478
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2032	250,000	314,560
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2031	250,000	315,143

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2026	1,000,000		1,201,145
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,000,000		3,303,052
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2023	2,300,000		2,456,173
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000		2,387,609
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000		2,229,941
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2025	2,500,000		2,788,785
Massachusetts Federal Highway, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	2,500,000		2,984,512
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000		1,855,938
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000		3,586,188
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare System) (LOC; TD Bank NA) Ser. F3	0.05	7/1/2040	1,350,000	[d]	1,350,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trustees of Tufts University) Ser. M	5.25	2/15/2026	3,130,000		3,737,750
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	840,000		909,137
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,980,000		2,126,963
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	520,000		548,358
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	2,185,000		2,384,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	860,000		928,316
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 221	3.00	12/1/2050	1,500,000		1,615,450
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A1	2.55	12/1/2040	1,500,000		1,537,125
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A3	0.88	12/1/2023	1,500,000		1,502,981
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		1,044,413
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2036	600,000	[a]	740,962
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2035	650,000	[a]	804,582
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000		1,085,224
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000		625,153
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000		2,436,565
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,488,794
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000		1,482,713
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	1,500,000	[c]	1,541,818
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000		2,232,298
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		2,059,376
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000		837,199
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000		228,963
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000		229,018
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000		351,357
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	140,000	[c]	144,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	1,860,000	[c]	1,923,389
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2022	1,700,000	[c]	1,757,936
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2036	1,000,000		1,110,052
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,000,000	[b]	3,150,501
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2028	1,925,000		2,303,803
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2029	2,590,000		3,094,688
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2033	2,500,000		2,986,257
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000		2,571,386
Medway, GO	3.00	9/1/2030	650,000		723,038
Medway, GO	3.00	9/1/2031	500,000		554,663
Medway, GO	3.00	9/1/2032	700,000		775,235
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000		1,621,352
Middleborough, GO, Refunding	3.00	10/1/2032	1,455,000		1,639,835
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2028	1,055,000		1,263,134
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2027	525,000		631,516
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2026	915,000		1,106,798
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2027	640,000		694,068
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2028	420,000		455,325
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2029	745,000		807,919
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000		341,678
Natick, GO	4.00	7/15/2033	3,000,000		3,507,143
Natick, GO	5.00	7/15/2029	2,000,000		2,466,037
Plainville, GO	4.00	10/15/2030	1,210,000		1,418,428
Randolph, GO, Refunding	5.00	9/15/2031	595,000		732,709

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Massachusetts - 82.6% (continued)
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000		1,130,763
Scituate, GO, Refunding	4.00	10/1/2030	1,645,000		2,012,971
Scituate, GO, Refunding	4.00	10/1/2031	1,180,000		1,437,129
Sharon, GO	3.00	2/15/2033	2,000,000		2,236,204
Shrewsbury, GO	3.00	1/15/2034	2,160,000		2,445,735
Somerville, GO, Refunding	3.00	6/1/2034	1,045,000		1,178,479
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000		1,265,514
Somerville, GO, Refunding	5.00	6/1/2029	560,000		724,548
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,622,338
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2035	990,000		1,128,395
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 21	5.00	8/1/2035	2,250,000		2,811,271
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	4.00	8/1/2032	1,210,000		1,495,317
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,500,000	[e]	2,653,521
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	155,000		155,707
University of Massachusetts Building Authority, Revenue Bonds, Refunding (University of Massachusetts) Ser. 3	5.00	11/1/2034	2,200,000		2,725,135
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 2021-1	5.00	11/1/2030	1,000,000		1,335,624
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	2,500,000	[c]	2,587,605
Waltham, GO	3.00	10/15/2032	2,160,000		2,456,295
Winchester, GO	5.00	6/15/2029	300,000		388,981
Worcester, GO, Refunding	4.00	1/15/2028	800,000		929,996
Worcester, GO, Refunding	4.00	1/15/2031	2,235,000		2,578,685
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		2,036,634
Worcester, GO, Refunding, Ser. A	5.00	1/15/2029	1,690,000		1,982,953
				290,579,698

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Michigan - .3%
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	0.05	7/1/2041	890,000	[d]	890,000
Nebraska - 1.0%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	3,000,000	[b]	3,354,770
New Jersey - 2.7%
New Jersey Economic Development Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. UU	5.00	6/15/2025	2,000,000		2,228,501
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	2,400,000	[f]	2,700,925
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000		1,070,679
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000		1,700,644
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000		1,711,634
				9,412,383
New York - 6.6%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,500,000	[b]	2,763,731
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	2,000,000		2,315,164
New York City, GO (LOC; Mizuho Bank) Ser. G6	0.04	4/1/2042	945,000	[d]	945,000
New York City, GO, Refunding, Ser. A1	5.00	8/1/2029	1,000,000		1,293,414
New York City, GO, Refunding, Ser. F2	3.24	8/1/2027	2,000,000		2,162,454
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	2,400,000		3,156,239
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank) Ser. D3	0.03	2/1/2044	900,000	[d]	900,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. BB-4	0.05	6/15/2050	2,900,000	[d]	2,900,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,770,866

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
New York - 6.6% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[f]	2,458,845
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,250,000		1,496,928
				23,162,641
Tennessee - .1%
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	7/1/2034	300,000	[d]	300,000
Texas - .9%
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2035	500,000		589,523
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2031	510,000		610,461
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	4.00	8/15/2034	1,100,000		1,297,889
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	5.00	8/15/2032	620,000		784,723
				3,282,596
U.S. Related - .4%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000		318,552
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000		355,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
U.S. Related - .4% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	372,437
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	12/22/2021	650,000	[g] 310,375
				1,356,379
Total Investments (cost $338,570,412)			101.1%	355,509,412
Liabilities, Less Cash and Receivables			(1.1%)	(3,704,728)
Net Assets			100.0%	351,804,684

GO—General Obligation

a Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $5,159,770 or 1.47% of net assets.

g Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	17	3/22/2022	2,201,468	2,223,813	(22,345)
Gross Unrealized Depreciation				(22,345)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	355,509,412	-	355,509,412
Liabilities ($)
Other Financial Instruments:
Futures††	(22,345)	-	-	(22,345)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $16,939,000, consisting of $17,538,048 gross unrealized appreciation and $599,048 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.